SCHEDULE OF REVENUE FROM CONTRACT WITH CUSTOMERS (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	$ 3,301	$ 4,246	$ 10,553	$ 12,074		$ 16,024	$ 16,885
VIP [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	$ 980	$ 1,553	$ 3,184	3,603	[1]	4,838	$ 8,517	[2]
Cumulative Effect, Period of Adoption, Adjustment [Member] | VIP [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue				400		$ 400
Cumulative Effect, Period of Adoption, Adjustment [Member] | BIS [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue				$ 100

[1]	VIP revenue disclosed above for the nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.
[2]	Revenue disclosed above for the year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.